Operating costs - Payroll costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Analysis of income and expense [abstract]
Wages and salaries	£ 2,084	£ 1,998	£ 1,852
Social security costs	156	157	145
Defined contribution scheme costs	72	65	58
Defined benefit pension costs	232	156	151
Share-based payments	27	16	32
Severance costs (excluding pension costs)	76	7	5
Payroll costs including capitalised costs	2,647	2,399	2,243
Less: payroll costs capitalised	(795)	(751)	(665)
Total payroll costs	1,852	1,648	1,578
US other post retirement benefit costs	£ 48	£ 46	£ 53